PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio Expense Example, No Redemption - PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 61
Expense Example, No Redemption, 3 Years	6,722
Expense Example, No Redemption, 5 Years	7,567
Expense Example, No Redemption, 10 Years	7,688
Class III
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	6,731
Expense Example, No Redemption, 5 Years	7,562
Expense Example, No Redemption, 10 Years	$ 7,680